OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities:
Accrued operating costs	$ 124	$ 99
Reclamation and remediation liabilities	103	61
Accrued capital expenditures	77	53
Royalties	63	52
Accrued interest	52	57
Holt royalty obligation	15	13
Taxes other than income and mining	7	8
Derivative instruments	1	27
Other	20	37
Other current liabilities, total	462	407
Other long-term liabilities:
Holt property royalty	228	174
Income and mining taxes	47	50
Power supply agreements	32	31
Social development obligations	22	25
Other	13	46
Other long-term liabilities, total	$ 342	$ 326